Subsequent Events (Details) - Subsequent Events $ in Millions	Jul. 21, 2023 USD ($)
Subsequent Events
Committed funding arrangement	$ 50
Remaining cash balance in trust account after redemption	20
Forward Purchase Agreement [Member]
Subsequent Events
Maximum funding arrangements	125
Third Party Financing [Member]
Subsequent Events
Maximum funding arrangements	$ 75